Regulatory Matters (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Bank capital to regulatory capital
GAAP equity	$ 92,981,001	$ 87,902,188
Accumulated other comprehensive income	910,594	(2,122,238)
General regulatory allowance for loan losses	2,775,857	2,899,525	4,276,449	2,900,587
Additional disclosures
Minimum percentage of assets to be maintained in housing-related finance and other related areas as per Qualified Thrift Lender test	65.00%
Bank
Reconciliation of Bank capital to regulatory capital
GAAP equity	87,726,780	83,061,936
Accumulated other comprehensive income	(910,594)	2,122,238
Goodwill, net of applicable deferred taxes	(24,734,104)	(23,271,490)
Intangible assets, net of applicable deferred taxes	(1,218,570)	(714,724)
Disallowed portion of mortgage servicing rights	(48,690)	(52,235)
Tier 1 Capital	60,814,822	61,145,725
General regulatory allowance for loan losses	2,775,857	2,899,525
Total Capital	$ 63,590,679	$ 64,045,250